PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $)	1 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended	17 Months Ended	23 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 504	$ 504	$ 313,702	$ 3,681	$ 24,317	$ 24,821	$ 338,523